Commitments & Contingencies (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 11, 2022	Oct. 13, 2022	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments & Contingencies (Details) [Line Items]
Deferred offering costs noncurrent			$ 12,100,000	$ 12,100,000	$ 12,100,000
Cash underwriting discount rate			(5.00%)	5.00%	5.00%
IPO [Member]
Commitments & Contingencies (Details) [Line Items]
Underwriter cash discount			$ 4,000,000	$ 4,000,000	$ 4,000,000
Percentage of advisory fee			0.60%	0.60%	0.60%
Cash underwriting discount rate			(2.00%)	2.00%	2.00%
Over-Allotment Option [Member]
Commitments & Contingencies (Details) [Line Items]
Cash underwriting discount rate			(7.00%)	7.00%	7.00%
Zoomcar Inc [Member]
Commitments & Contingencies (Details) [Line Items]
Aggregate investment amount		$ 10,000,000
Aaggregate exercise price		350,000,000
Maximum private debt and equity financing		$ 40,000,000
Conversion ratio (in Dollars per share)		$ 10
Ccm [Member] | IPO [Member]
Commitments & Contingencies (Details) [Line Items]
Percentage of advisory fee			1.05%	1.05%	1.05%
Jett Capital [Member]
Commitments & Contingencies (Details) [Line Items]
Compensation of cash fee	$ 500,000